CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31,
	2022	2021
	U.S. dollars in thousands
Cash in bank	13,323	28,890
Short-term bank deposits	6,645	584
	19,968	29,474